Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Vistance Networks, Inc
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001517228
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	2601 Telecom Parkway
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082
City Area Code	(972)
Local Phone Number	952-9700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VISN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false